Nature of Operations	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1. Nature of Operations

theMaven, Inc. (“Parent”) and theMaven Network, Inc. (“Subsidiary”) (collectively “theMaven” or the “Company”) are developing an exclusive network of professionally managed online media channels, with an underlying technology platform. Each channel will be operated by a “invite only” “Channel Partner” drawn from subject matter experts, reporters, group evangelists and social leaders. Channel Partners will publish content and oversee an online community for their respective channels, leveraging a proprietary, socially-driven, mobile-enabled, video-focused technology platform to engage niche audiences within a single network.

1. Nature of Operations

theMaven, Inc. (“Parent”) and theMaven Network, Inc. (“Subsidiary”) (collectively “theMaven” or the “Company”) are developing an exclusive network of professionally managed online media channels, with an underlying technology platform. Each channel will be operated by a “invite only” “Channel Partner” drawn from subject matter experts, reporters, group evangelists and social leaders. Channel Partners will publish content and oversee an online community for their respective channels, leveraging a proprietary, socially-driven, mobile-enabled, video-focused technology platform to engage niche audiences within a single network.